Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents And Cash Flow Supporting Notes
Funds raised on Public Offering		£ 6,157	£ 16,673
Costs of raising funds on Public Offering		(429)	(1,105)
Share issues net of costs		£ 5,728	£ 15,568